Prospectus Supplement	February 20, 2014

Putnam Small Cap Value Fund
Prospectus dated June 30, 2013

The fund offers class R5 and class R6 shares to employer-sponsored retirement plans effective November 1, 2013. The prospectus is supplemented as described below to add information about class R5 and class R6 shares and to update the Annual fund operating expenses and Example tables for all share classes.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

In the section Fees and expenses the Annual fund operating expenses table is deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

					Total
		Distribution		Acquired	annual fund
	Management	and service	Other	fund fees and	operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses

Class A	0.64%	0.25%	0.39%	0.19%	1.47%

Class B	0.64%	1.00%	0.39%	0.19%	2.22%

Class C	0.64%	1.00%	0.39%	0.19%	2.22%

Class M	0.64%	0.75%	0.39%	0.19%	1.97%

Class R	0.64%	0.50%	0.39%	0.19%	1.72%

Class R5	0.64%	N/A	0.24%<	0.19%	1.07%

Class R6	0.64%	N/A	0.14%<	0.19%	0.97%

Class Y	0.64%	N/A	0.39%	0.19%	1.22%

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

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In the section Fees and expenses the Example table is deleted in its entirety and replaced with the following:

Example

Share class	1 year	3 years	5 years	10 years

Class A	$716	$1,013	$1,332	$2,231

Class B	$725	$994	$1,390	$2,192

Class B (no redemption)	$225	$694	$1,190	$2,192

Class C	$325	$694	$1,190	$2,554

Class C (no redemption)	$225	$694	$1,190	$2,554

Class M	$543	$947	$1,375	$2,565

Class R	$175	$542	$933	$2,030

Class R5	$109	$340	$590	$1,306

Class R6	$99	$309	$536	$1,190

Class Y	$124	$387	$670	$1,477

The second sentence in How do I buy fund shares? — Which class of shares is best for me? is amended to read: “Employer-sponsored retirement plans may also choose class R, R5 or R6 shares, and certain investors described below may also choose class Y shares.”

The following information is added to How do I buy fund shares? — Here is a summary of the differences among the classes of shares:

Class R5 shares (available only to employer-sponsored retirement plans)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and lower investor servicing fees

• Lower annual expenses, and higher dividends, than class Y shares because of lower investor servicing fees

• Higher annual expenses, and lower dividends, than class R6 shares because of higher investor servicing fees

Class R6 shares (available only to employer-sponsored retirement plans)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and lower investor servicing fees

• Lower annual expenses, and higher dividends, than class R5 or Y shares because of lower investor servicing fees

                                 _______________________________________

The following information is added to class Y shares (available only to investors listed below) in the section How do I buy fund shares? – Here is a summary of the differences among the classes of shares:

• Higher annual expenses, and lower dividends, than class R5 or R6 shares because of higher investor servicing fees.

                                _______________________________________

The last sentence in the subsection Distribution and service (12b-1) plans in the section Distribution plans and payments to dealers is amended to read:

Class R5, R6 and Y shares, for shareholders who are eligible to purchase them, will be less expensive than the other classes of shares because they do not bear sales charges or 12b-1 fees.

                                 _______________________________________

The table in the Financial Highlights section for the fund is revised, as set forth below, to include certain financial information derived from financial statements provided in the fund’s semiannual report dated 8/31/13.

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Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

			Net realized
			and			From								Ratio of net
	Net asset	Net	unrealized			net							Ratio	investment
	value,	investment	gain (loss)	Total from	From	realized			Non-recurring	Net asset	Total return	Net assets,	of expenses	income (loss)
	beginning	income	on	investment	net invest-	gain on	Total	Redemption	reimburse-	value, end	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	(loss) [a]	investments	operations	ment income	investments	distributions	fees [b]	ments	of period	value (%) [c]	(in thousands)	net assets (%) [d]	net assets (%)	turnover (%)

Class A
August 31, 2013**	$12.05	.03	1.46	1.49	—	—	—	—	—	$13.54	12.37*	$146,777	.61*	.22*	36*
February 28, 2013	10.54	.08	1.44	1.52	(.01)	—	(.01)	—	—	12.05	14.40	133,547	1.28	.71	64
February 29, 2012	10.62	.02	(.08)	(.06)	(.03)	—	(.03)	—	.01 [e]	10.54	(.46)	135,453	1.30	.24	64
February 28, 2011	8.10	.02	2.50	2.52	— [b]	—	— [b]	—	—	10.62	31.13	162,096	1.30	.20	68
February 28, 2010	4.69	.01	3.54	3.55	(.14)	—	(.14)	—	—	8.10	75.74	144,577	1.46 [f]	.15 [f]	79
February 28, 2009	10.21	.09	(5.16)	(5.07)	—	(.45)	(.45)	—	—	4.69	(50.44)	111,011	1.47 [f]	1.07 [f]	53

Class B
August 31, 2013**	$10.39	(.02)	1.26	1.24	—	—	—	—	—	$11.63	11.93*	$3,652	.99*	(.15)*	36*
February 28, 2013	9.15	— [b]	1.24	1.24	—	—	—	—	—	10.39	13.55	3,764	2.03	(.04)	64
February 29, 2012	9.26	(.04)	(.08)	(.12)	—	—	—	—	.01 [e]	9.15	(1.19)	4,247	2.05	(.51)	64
February 28, 2011	7.11	(.04)	2.19	2.15	—	—	—	—	—	9.26	30.24	5,471	2.05	(.54)	68
February 28, 2010	4.13	(.04)	3.10	3.06	(.08)	—	(.08)	—	—	7.11	74.28	5,494	2.21 [f]	(.59) [f]	79
February 28, 2009	9.15	.02	(4.59)	(4.57)	—	(.45)	(.45)	—	—	4.13	(50.82)	4,973	2.22 [f]	.31 [f]	53

Class C
August 31, 2013**	$10.41	(.02)	1.27	1.25	—	—	—	—	—	$11.66	12.01*	$11,212	.99*	(.16)*	36*
February 28, 2013	9.17	— b	1.24	1.24	—	—	—	—	—	10.41	13.52	9,244	2.03	(.05)	64
February 29, 2012	9.28	(.04)	(.08)	(.12)	—	—	—	—	.01 [e]	9.17	(1.19)	9,397	2.05	(.51)	64
February 28, 2011	7.13	(.04)	2.19	2.15	—	—	—	—	—	9.28	30.15	10,927	2.05	(.54)	68
February 28, 2010	4.14	(.04)	3.12	3.08	(.09)	—	(.09)	—	—	7.13	74.49	9,778	2.21 [f]	(.60) [f]	79
February 28, 2009	9.18	.02	(4.61)	(4.59)	—	(.45)	(.45)	—	—	4.14	(50.88)	7,166	2.22 [f]	.32 [f]	53

Class M
August 31, 2013**	$11.11	— [b]	1.34	1.34	—	—	—	—	—	$12.45	12.06*	$1,321	.87*	(.03)*	36*
February 28, 2013	9.76	.02	1.33	1.35	—	—	—	—	—	11.11	13.83	1,294	1.78	.22	64
February 29, 2012	9.85	(.02)	(.08)	(.10)	—	—	—	—	.01 [e]	9.76	(.91)	1,418	1.80	(.26)	64
February 28, 2011	7.55	(.03)	2.33	2.30	—	—	—	—	—	9.85	30.46	1,544	1.80	(.30)	68
February 28, 2010	4.38	(.02)	3.30	3.28	(.11)	—	(.11)	—	—	7.55	74.90	1,375	1.96 [f]	(.35) [f]	79
February 28, 2009	9.64	.05	(4.86)	(4.81)	—	(.45)	(.45)	—	—	4.38	(50.73)	954	1.97 [f]	.55 [f]	53

Class R
August 31, 2013**	$11.91	.01	1.45	1.46	—	—	—	—	—	$13.37	12.26*	$469	.74*	.09*	36*
February 28, 2013	10.44	.05	1.42	1.47	—	—	—	—	—	11.91	14.08	381	1.53	.47	64
February 29, 2012	10.52	— [b]	(.09)	(.09)	—	—	—	—	.01 [e]	10.44	(.76)	303	1.55	(.02)	64
February 28, 2011	8.04	(.01)	2.49	2.48	—	—	—	—	—	10.52	30.85	368	1.55	(.06)	68
February 28, 2010	4.66	(.01)	3.52	3.51	(.13)	—	(.13)	—	—	8.04	75.43	213	1.71 [f]	(.12) [f]	79
February 28, 2009	10.18	.06	(5.13)	(5.07)	—	(.45)	(.45)	—	—	4.66	(50.59)	76	1.72 [f]	.75 [f]	53

Class Y
August 31, 2013**	$12.44	.04	1.52	1.56	—	—	—	—	—	$14.00	12.54*	$67,200	.49*	.29*	36*
February 28, 2013	10.88	.10	1.50	1.60	(.04)	—	(.04)	—	—	12.44	14.70	20,091	1.03	.94	64
February 29, 2012	10.97	.05	(.09)	(.04)	(.06)	—	(.06)	—	.01 [e]	10.88	(.27)	14,980	1.05	.49	64
February 28, 2011	8.36	.04	2.59	2.63	(.02)	—	(.02)	—	—	10.97	31.53	15,040	1.05	.46	68
February 28, 2010	4.84	.03	3.65	3.68	(.16)	—	(.16)	—	—	8.36	76.08	13,554	1.21 [f]	.42 [f]	79
February 28, 2009	10.48	.12	(5.31)	(5.19)	—	(.45)	(.45)	—	—	4.84	(50.28)	13,074	1.22 [f]	1.32 [f]	53

See notes to financial highlights at the end of this section.

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* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Amount represents less than $0.01 per share.

c Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

d Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

e Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities Exchange Commission (the SEC) which amounted to $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

f Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to February 28, 2010, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

February 28, 2010	0.13%

February 28, 2009	0.05

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